1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Accumulated deficit	$ (95,619,939)		$ (93,778,156)	$ (86,502,043)
Noncontrolling interests	$ (84,735)		(80,967)	(50,354)
Cash equivalents			0	0
Asset impairment charges			$ 0	$ 0
Shares considered antidilutive	3,893,303	2,771,780	3,908,292	2,710,107
Amortization of deferred financing costs			$ 27,641	$ 144,683
Government contract revenue	$ 0	$ 4,635	392,073	886,572
Derivative liabilities			0	0
Research and development expenses	$ 157,463	$ 117,664	673,000	782,000
DARPA [Member]
Government contract revenue			387,438	863,011
Battelle
Government contract revenue			$ 4,635	23,561
ESI [Member]
Equity ownership percentage			80.00%
Noncontrolling interest percentage			20.00%
Noncontrolling interests			$ (80,967)	$ (50,354)